UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2009

Date of reporting period: 06/30/2009

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the America First Quantitative Strategies Fund, a series of the Catalyst Funds, for the period ended June 30, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

America First Quantitative Strategies Fund

June 30, 2009

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

Dear America First Quantitative Strategies Fund Shareholders:

Prior to November of 2008, the Fund held preferred stocks and real estate investment trusts.  In September of 2008, the Fund lost 34.97% due to its exposure to financial services preferred stocks such as Fannie Mae, Freddie Mac, and Merrill Lynch.

In November of 2008, America First made the decision to convert its Income Strategies Fund to the Quantitative Strategies Fund and change the Fund’s investment objective.

The following table shows the Fund’s performance versus the S&P 500 Total Return Index:

	One Year	Commencement of Operations through June 30, 2009[1]	Change of Investment Objective through June 30, 2009[2]
Class A with sales load	(38.32)%	(31.47)%	16.19%
Class C with sales load	(36.84)%	(30.73)%	19.29%
S&P 500 Total Return Index [3]	(26.21)%	(23.25)%	(1.66)%

With the change in investment objective, the Fund became the first mutual fund to hold a diversified portfolio of quantitative and strategic unit investment trusts.  Stringent adherence to an unemotional and mechanical style of investing has provided positive returns over a period that common equities and bonds have been relatively flat.

The Fund’s holdings were divided among the following economic sectors:

Unit Investment Trusts	81.07%	Computers	0.46%
Short-term investments	4.32%	Semiconductors	0.42%
Diversified Financial Services	2.22%	Insurance	0.40%
Commercial Services	2.12%	Energy - Alternate Sources	0.37%
Retail	1.45%	Building Materials	0.37%
Internet	1.26%	Miscellaneous Manufacturing	0.30%
Electronics	0.87%	Apparel	0.28%
Oil & Gas	0.86%	Beverages	0.26%
Software	0.84%	Chemicals	0.25%
Electrical Equipment	0.82%	Real Estate	0.23%
Advertising	0.67%	Healthcare - Products	0.22%
Office Equipment	0.63%	Toys, Games & Hobbies	0.17%
Banks	0.58%	Metal Fabricate	0.14%
Agriculture	0.58%	Airlines	0.08%
Home Builders	0.53%	Mining	0.05%
Telecommunications	0.48%	Liabilities in excess of Other Assets, net	(3.77)%
Aerospace & Defense	0.47%	Total	100.00%

The percentages in the above table are based on market value of the Fund’s net assets as of June 30, 2009 and are subject to change.

 The Fund’s top five long-term holdings as of June 30, 2009 were as follows:

Description	% of Net Assets
America First Absolute Return Portfolio UIT #1	37.39%
America First Defensive Growth Portfolio UIT #4	14.58%
America First Income Trends Portfolio UIT #2	13.17%
America First Defensive Growth Portfolio UIT #3	12.53%
America First Income Trends Portfolio UIT #3	3.40%

The percentages in the above table are based on market value of the Fund’s net assets as of June 30, 2009 and are subject to change.

Moving forward, we will continue to scan the investment markets for rules-based investments that fit properly into our proprietary optimization models for targeted risk and return.  Our goal is to provide a portfolio that represents a 1/3 less historical risk with twice the return potential of the S&P 500 Total Return Index.

Thank you for entrusting AmericaFirst with your hard-earned dollars.

Respectfully,

Rick Gonsalves

President

AmericaFirst Capital Management, LLC

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is           preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please visit www.afcm-uit.com or call 1-877-217-8363.  Please read the prospectus carefully before investing.

 1The America First Quantitative Strategies Fund commenced operations on September 28, 2007.

 2Aggregate total return, not annualized.  The Fund’s investment objective changed on November 5, 2008.

 3 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues  listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  The America First Quantitative Strategies Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

 The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 1-877-217-8363.  There is a maximum front-end sales load of 4.00% and 1.00% ("sales load") imposed on certain Class A subscriptions and Class C subscriptions, respectively, for the America First Quantitative Strategies Fund.  A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A and Class C shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Please see Total Return Table on the following page for additional return information.

CATALYST FUNDS                                                ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST QUANTITATIVE STRATEGIES FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

			Commencement of Operations
		One Year	through June 30, 2009 (1)
Class A	Without sales load	(35.75)%	(29.86)%
	With sales load	(38.32)%	(31.47)%
Class C	Without sales load	(36.21)%	(30.33)%
	With sales load	(36.84)%	(30.73)%
S&P 500 Total Return Index		(26.21)%	(23.25)%

(1)

America First Quantitative Strategies Fund Class A and Class C shares commenced operations on September 28, 2007. Aggregate Total Return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363

The above graph depicts the performance of the America First Quantitative Strategies Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Quantitative Strategies Fund, which will not invest in certain securities comprising this index.

CATALYST FUNDS

EXPENSE EXAMPLE                                                                                             ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (1/01/09) and held for the entire period of 01/01/09 through 06/30/09.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six-month period ended June 30, 2009
Actual Fund Return (in parentheses)	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (+16.56%)	$ 1,000.00	$ 1,165.60	$ 15.25
America First Quantitative Strategies Fund Class C (+16.23%)	1,000.00	1,162.30	19.25
Hypothetical 5% Fund Return	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,010.70	$ 14.16
America First Quantitative Strategies Fund Class C	1,000.00	1,007.00	17.86

*Expenses are equal to the Fund’s annualized expense ratios of 2.84% and 3.59% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

CATALYST FUNDS

EXPENSE EXAMPLE                                                                                             ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)(Continued)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated November 3, 2008 were as follows:
America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	11.67%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	2.00%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	12.42%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	2.75%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Income Strategies Fund’s average daily net assets through October 31, 2009.  Total Gross Operating Expenses (Annualized) during the year ended June 30, 2009 were 6.42% for Class A and 7.17% for Class C of the America First Quantitative Strategies Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended June 30, 2009.

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2009		ANNUAL REPORT

COMMON STOCK - (10.60%)	Shares	Value

AEROSPACE & DEFENSE - (0.47%)
Argon ST, Inc. *	404	$ 8,310
Triumph Group, Inc.	163	6,520
		14,830
AGRICULTURE - (0.58%)
Andersons, Inc.	230	6,886
Bunge Ltd.	194	11,689
		18,575
AIRLINES - (0.08%)
Republic Airways Holdings, Inc. *	410	2,677

APPAREL - (0.28%)
Coach, Inc. *	336	9,032

BANKS - (0.20%)
Banco Bilbao Vizcaya Argentaria SA ADR	300	3,768
National Penn Bancshares, Inc.	565	2,605
		6,373
BEVERAGES - (0.26%)
Hansen Natural Corp. *	268	8,260

BUILDING MATERIALS- (0.37%)
Cemex SAB de CV ADR *	1,162	10,853
NCI Building Systems, Inc. *	298	787
		11,640
COMMERCIAL SERVICES - (1.11%)
Corporate Executive Board Co.	36	747
Kelly Services, Inc.	485	5,311
Kenexa Corp. *	874	10,112
MPS Group, Inc. *	896	6,845
Pre-Paid Legal Services, Inc. *	177	7,715
Standard Parking Corp. *	274	4,463
		35,193
DIVERSIFIED FINANCIAL SERVICES - (0.05%)
Federal Agricultural Mortgage Corp.	330	1,594

ELECTRICAL EQUIPMENT - (0.18%)
Insteel Industries, Inc.	681	5,611

ELECTRONICS - (0.20%)
Koninklijke Philips Electronics NV ADR	342	6,300

HEALTHCARE - PRODUCTS - (0.22%)
Hologic, Inc. *	494	7,030

INSURANCE - (0.40%)
ACE Ltd.	131	5,794
PartnerRe Ltd.	106	6,885
		12,679
INTERNET - (1.26%)
F5 Networks, Inc. *	381	13,179
PC-Tel, Inc.	1,089	5,826
United Online, Inc.	850	5,534
Valueclick, Inc. *	927	9,752
VeriSign, Inc. *	308	5,692
		39,983
METAL FABRICATE - (0.14%)
NN, Inc.	2,704	4,543

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2009		ANNUAL REPORT

COMMON STOCK - (10.60%) (Continued)	Shares	Value

MINING - (0.05%)
Teck Resources Ltd. - Class B	110	$ 1,753

MISCELLANEOUS MANUFACTURING - (0.30%)
John Bean Technologies Corp.	768	9,615

OIL & GAS - (0.86%)
BP PLC ADR	119	5,674
Royal Dutch Shell PLC ADR	150	7,529
Repsol YPF SA ADR	362	8,094
Stone Energy Corp. *	122	905
Swift Energy Co. *	316	5,261
		27,463
REAL ESTATE - (0.23%)
Jones Lang LaSalle, Inc.	220	7,201

RETAIL - (1.45%)
Best Buy Co., Inc.	252	8,439
Big Lots, Inc. *	341	7,171
Gap, Inc.	482	7,905
Williams-Sonoma, Inc.	667	7,917
Wet Seal, Inc. *	2,268	6,963
Yum! Brands, Inc.	232	7,735
		46,130
SEMICONDUCTORS - (0.42%)
Linear Technology Corp.	286	6,678
QLogic Corp. *	534	6,771
		13,449
SOFTWARE - (0.84%)
Adobe Systems, Inc. *	284	8,037
Ebix, Inc. *	244	7,642
SYNNEX Corp. *	437	10,921
		26,600
TELECOMMUNICATIONS - (0.48%)
ADC Telecommunications, Inc. *	874	6,957
Telecom Corp. of New Zealand Ltd. ADR	951	8,283
		15,240
TOYS, GAMES & HOBBIES - (0.17%)
Hasbro, Inc.	224	5,430

TOTAL COMMON STOCK (Cost $284,477)		337,201

CORPORATE BONDS - (7.78%)	Principal	Value

ADVERTISING - (0.67%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 21,375

BANKS - (0.38%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	12,100

CHEMICALS - (0.25%)
Lyondell Chemical Worldwide, Inc., 9.80%, 02/01/2020 **	25,000	7,875

COMMERCIAL SERVICES - (1.01%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	10,000
Hertz Corp., 10.50%, 01/01/2016	25,000	22,250
		32,250

CATALYST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2009		ANNUAL REPORT

CORPORATE BONDS - (7.78%) (Continued)	Principal	Value

COMPUTERS - (0.46%)
Unisys Corp., 12.50%, 01/15/2016	$ 25,000	$ 14,750

DIVERSIFIED FINANCIAL SERVICES- (2.17%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 ***	100,000	69,000

ELECTRICAL EQUIPMENT - (0.64%)
Coleman Cable, Inc., 9.875%, 10/01/2012	25,000	20,250

ELECTRONICS - (0.67%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	21,250

ENERGY - ALTERNATE SOURCES - (0.37%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	35,000	11,900

HOME BUILDERS - (0.53%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	16,800

OFFICE EQUIPTMENT - (0.63%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	19,925

TOTAL CORPORATE BONDS (Cost $328,832)		247,475

	Shares	Value
UNIT INVESTMENT TRUSTS - (81.07%)
America First Absolute Return Portfolio, Series 1 ****	111,661	1,189,748
America First Defensive Growth Portfolio, Series 3 ****	30,122	398,812
America First Defensive Growth Portfolio, Series 4 ****	37,554	464,006
America First Income Trends Portfolio, Series 2 ****	40,469	419,206
America First Income Trends Portfolio, Series 3 ****	10,736	108,273
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,245,762)		2,580,045

SHORT-TERM INVESTMENTS - (4.32%)
Fidelity Institutional Money Market Fund Class I, 0.74% *****	137,438	137,438
TOTAL SHORT-TERM INVESTMENTS (Cost $137,438)		137,438

TOTAL INVESTMENTS (Cost $2,996,509) - 103.77%		$ 3,302,159

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.77)%		(119,832)

NET ASSETS - 100%		$ 3,182,327

* Non-income producing security.
** Represents issuer in default on interest payment; non-interest producing security.

***     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

**** Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of June 30, 2009 amounted to $2,580,045 representing 81.07% of net assets.
***** Rate shown represents the rate at June 30, 2009, is subject to change and resets daily.

ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS		ANNUAL REPORT
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2009

	America First	America First
	Quantitative	Growth Portfolio,
	Strategies Fund	Series 2
Assets:
Investments in unaffiliated securities, at value	$ 386,666	$ 335,448
Investments in affiliated securities, at value	2,808,757	-
Total Investments, at value	3,195,423	335,448
Receivables:
Capital shares sold	9,801	-
Interest	7,437	-
Due from Manager	8,231	-
Prepaid expenses	3,330	-
Total assets	3,224,222	335,448

Liabilities:
Payables:
Minority interest	-	-
Capital shares redeemed	18,947	-
Distribution payable	690	-
Distribution and/or service (12b-1) fees	3,096	-
Due to administrator	3,292	-
Due to custodian	-	4,183
Other liabilities and accrued expenses	15,870	-
Total liabilities	41,895	4,183
Net Assets	$ 3,182,327	$ 331,265

Investments in unaffiliated securities, at cost	$ 469,517	$ 281,230
Investments in affiliated securities, at cost	$ 2,455,673	$ -
Total Investments, at cost	$ 2,925,190	$ 281,230
Net Assets consist of:
Paid-in capital	$ 3,741,072	$ 404,576
Minority Interest	-	-
Accumulated net investment loss	-	(16,879)
Accumulated net realized capital loss	(828,978)	(110,650)
Net unrealized appreciation on investments	270,233	54,218

Total Net Assets (Unlimited shares of beneficial interest authorized)	$ 3,182,327	$ 331,265

Class A shares and UIT shares:
Net Assets applicable to 593,637 and 50,038 shares issued and outstanding, respectively	$ 2,857,036	$ 331,265
Net Asset Value per share	$ 4.81	$ 6.62
Maximum offering price per share (1)	$ 5.01
Minimum redemption price per share (2)	$ 4.76
Class C shares:
Net Assets applicable to 67,646 shares issued and outstanding	$ 325,291
Net Asset Value per share	$ 4.81
Maximum offering price per share (1)	$ 4.86
Minimum redemption price per share (3)	$ 4.76

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)

A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase  (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - June 30, 2009

			Consolidated
	Eliminations		Totals
Assets:
Investments in unaffiliated securities, at value	$ -		$ 722,114
Investments in affiliated securities, at market value	(228,712)	(a)	2,580,045
Total Investments, at value	(228,712)		3,302,159
Receivables:
Capital shares sold	-		9,801
Interest	-		7,437
Due from Manager	-		8,231
Prepaid expenses	-		3,330
Total assets	(228,712)		3,330,958

Liabilities:
Payables:
Minority Interest	102,553	(b)	102,553
Investments purchased	-		18,947
Distribution payable	-		690
Distribution and/or service (12b-1) fees	-		3,096
Due to administrator	-		3,292
Due to custodian	-		4,183
Other liabilities and accrued expenses	-		15,870
Total liabilities	102,553		148,631
Net Assets	$ (331,265)		$ 3,182,327

Investments in unaffiliated securities, at cost	$ -		750,747
Investments in affiliated securities, at cost	$ (209,911)	(c)	2,245,762
Total Investments, at cost	$ (209,911)		$ 2,996,509
Net Assets consist of:
Paid-in capital	$ (209,911)	(d)	$ 3,935,737
Minority Interest	(102,553)	(e)	(102,553)
Accumulated net investment loss	-		(16,879)
Accumulated net realized capital loss	-		(939,628)
Net unrealized appreciation on investments	(18,801)	(f)	305,650

Total Net Assets	$ (331,265)		$ 3,182,327

(a) Reduction for investment in Growth Portfolio, Series 2 at market.
(b) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.
(c) Reduction for investment in Growth Portfolio, Series 2 at cost.
(d) Reduction for investment in Growth Portfolio, Series 2 at cost.
(e) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.
(f) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS
America First	America First
Quantitative	Growth Portfolio,
Strategies Fund	Series 2
For the Period
September 3, 2008
For the Year Ended	through
June 30, 2009	June 30, 2009

Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $290 and $430)	$ 27,408	$ 8,097
Dividends - affiliated issuers	40,136	-
Interest	45,267	-
Total investment income	112,811	8,097

Expenses:
Management fees	21,022	-
Distribution and/or service (12b-1) fees - Class A	4,607	-
Distribution and/or service (12b-1) fees - Class C	2,595	-
Accounting and transfer agent fees and expenses	25,256	7,425
Legal fees	15,851	-
Audit and tax fees	12,999	2,832
Compliance officer compensation	12,000	-
Registration fees	5,756	-
Custody fees	4,597	-
Miscellaneous	9,517	49
Pricing fees	2,383	-
Insurance fees	1,667	-
Trustee fees	1,219	-
Creation and development fees	-	6,155
Organizational costs	-	6,155
Total expenses	119,469	22,616
Less: fees waived and expenses absorbed	(85,989)	-
Net expenses	33,480	22,616

Net investment income (loss)	79,331	(14,519)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments - unaffiliated issuers	(702,614)	(110,650)
Net realized loss on investments - affiliated issuers	(41,437)	-
Net change in unrealized appreciation (depreciation) on investments - unaffiliated issuers	42,700	54,218
Net change in unrealized appreciation on investments - affiliated issuers	353,084	-
Net realized and unrealized loss on investments	(348,267)	(56,432)

Net decrease in net assets resulting from operations	$ (268,936)	$ (70,951)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF OPERATIONS

Consolidated
Eliminations	Totals

For the Year Ended	For the Year Ended
June 30, 2009	June 30, 2009

Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $290 and $430)	$ -	$ 35,505
Dividends - affiliated issuers	(2,611)	(a)	37,525
Interest	-	45,267
Total investment income	(2,611)	118,297

Expenses:
Management fees	-	21,022
Distribution and/or service (12b-1) fees - Class A	-	4,607
Distribution and/or service (12b-1) fees - Class C	-	2,595
Accounting and transfer agent fees and expenses	-	32,681
Legal fees	-	15,851
Audit fees	-	15,831
Compliance officer compensation	-	12,000
Registration fees	-	5,756
Custody fees	-	4,597
Miscellaneous	-	9,566
Pricing fees	-	2,383
Insurance fees	-	1,667
Trustee fees	-	1,219
Creation and development fees	-	6,155
Organizational costs	-
Total expenses	-	135,930
Less: fees waived and expenses absorbed	-	(85,989)
Net expenses	-	49,941

Net investment income	(2,611)	68,356

Realized and unrealized gain (loss) on investments:
Net realized loss on investments - unaffiliated issuers	-	(813,264)
Net realized loss on investments - affiliated issuers	25,244	(b)	(16,193)
Net change in unrealized appreciation (depreciation) on investments - unaffiliated issuers	-	96,918
Net change in unrealized appreciation on investments - affiliated issuers	(18,801)	(c)	334,283
Net realized and unrealized loss on investments	6,443	(398,256)

Net decrease in net assets resulting from operations	$ 3,832	$ (329,900)

(a) Reduction for dividend income received by the Fund from the Growth Portfolio, Series 2.
(b) Reduction for realized loss on investment in Growth Portfolio, Series 2.
(c) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
America First	America First
Quantitative	Growth Portfolio,
Strategies Fund	Series 2
For the Period
September 3, 2008
For the Year Ended	through
June 30, 2009	June 30, 2009

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 79,331	$ (14,519)
Net realized loss on investments	(744,051)	(110,650)
Net change in unrealized appreciation on investments	395,784	54,218
Net decrease in net assets resulting from operations	(268,936)	(70,951)

Distributions to shareholders from:
Net investment income - Class A	(68,147)	(3,274)
Net investment income - Class C	(11,557)	-
Total distributions to shareholders	(79,704)	(3,274)

Increase in net assets from capital share
transactions (Note 2)	2,031,565	405,490

Minority interest	-	-

Total increase in net assets	1,682,925	331,265

Net Assets:
Beginning of period	1,499,402	-
End of period	$ 3,182,327	$ 331,265

Undistributed net investment income (loss)	$ -	$ (16,879)

The accompanying notes are an integral part of these financial statements.
CATALYST FUNDS	ANNUAL REPORT
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
America First
Consolidated	Quantitative
Eliminations	Totals	Strategies Fund

For the Year Ended	For the Year Ended	For the Period Ended
June 30, 2009	June 30, 2009	June 30, 2008 (1)

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ (2,611)	(a)	$ 62,201	$ 58,211
Net realized loss on investments	25,244	(b)	(829,457)	(84,927)
Net change in unrealized depreciation on investments	(18,801)	(c)	431,201	(125,551)
Net decrease in net assets resulting from operations	3,832	(336,055)	(152,267)

Distributions to shareholders from:
Net investment income - Class A	2,611	(d)	(68,810)	(36,537)
Net investment income - Class C	-	(11,557)	(21,301)
Total distributions to shareholders	2,611	(80,367)	(57,838)

Increase (decrease) in net assets from capital share
transactions (Note 2)	(235,155)	(e)	2,201,900	1,709,507

Minority interest	(102,553)	(f)	(102,553)	-

Total increase (decrease) in net assets	(331,265)	1,682,925	1,499,402

Net Assets:
Beginning of period	-	1,499,402	-
End of period	$ (331,265)	$ 3,182,327	$ 1,499,402

Undistributed net investment income (loss)	$ -	$ (16,879)	$ 373

(1) The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007. The amounts for the period ended June 30, 2008 are not consolidated.
(a) Reduction for dividend income received by the Fund from the Growth Portfolio, Series 2.
(b) Reduction for realized loss on investment in Growth Portfolio, Series 2.
(c) Reduction for unrealized appreciation on investment in Growth Portfolio, Series 2.
(d) Addition for distribution paid to the Fund by Growth Portfolio, Series 2.
(e) Reduction for contribution from the Fund into Growth Portfolio, Series 2.
(f) Reduction for minority interest of Growth Portfolio, Series 2 held by the Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

		America First
	Quantitative
	Strategies Fund

	Class A

	For the Year Ended		For the Period Ended
	June 30, 2009		June 30, 2008 (1)
Net Asset Value, Beginning of Period	$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.23		0.48
Net realized and unrealized loss on investments	(3.06)		(2.10)
Total from investment operations	(2.83)		(1.62)

Distributions from:
Net investment income	(0.25)		(0.49)
Total distributions	(0.25)		(0.49)

Net Asset Value, End of Period	$ 4.81		$ 7.89

Total Return (a)	(35.75)%		(16.49)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,857		$ 1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.42%	(c)	11.17%	(b)
After fees waived and expenses absorbed	2.33%	(c)	1.50%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.88%)		(0.22)%	(b)
After fees waived and expenses absorbed	3.21%		9.45%	(b)

Portfolio turnover rate	188.73%		126.20%	(d)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c)

The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.83%.  These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(d) Not annualized.
(1)	The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			ANNUAL REPORT
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

		America First
	Quantitative
	Strategies Fund

	Class C

	For the Year Ended		For the Period Ended
	June 30, 2009		June 30, 2008 (1)
Net Asset Value, Beginning of Period	$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.19		0.48
Net realized and unrealized loss on investments	(3.05)		(2.14)
Total from investment operations	(2.86)		(1.66)

Distributions from:
Net investment income	(0.22)		(0.45)
Total distributions	(0.22)		(0.45)

Net Asset Value, End of Period	$ 4.81		$ 7.89

Total Return (a)	(36.21)%		(16.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 325		$ 428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.17%	(c)	11.92%	(b)
After fees waived and expenses absorbed	3.08%	(c)	2.25%	(b)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.63)%		(0.97)%	(b)
After fees waived and expenses absorbed	2.46%		8.70%	(b)

Portfolio turnover rate	188.73%		126.20%	(d)

(a)

Aggregate total return, not annualized.  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c)

The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.83%.  These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(d) Not annualized.
(1)	The America First Quantitative Strategies Fund Class C shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").  The America First Quantitative Strategies Fund (the "Fund"), one of eight series of the Trust, commenced operations on September 28, 2007.  Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund.  The Fund is registered as a diversified series of the Trust.  The Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  The America First Quantitative Strategies Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.  The America First Growth Portfolio, Series 2 (the "UIT") is an unit investment trust and commenced operations on September 3, 2008 (date of deposit).  The UIT is one of a series of separate unit investment trusts registered under the 1940 Act.  The America First Growth Portfolio, Series 2’s investment objective is to achieve capital appreciation.  America First Capital Management, LLC (the "Manager") is investment advisor to the Fund and the UIT.

The following is a summary of significant accounting policies consistently followed by the Fund and the UIT and are in accordance with accounting principles generally accepted in the United States of America.

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset values per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

Statement on Financial Accounting Standards No. 157 "Fair Value Measurements"("SFAS 157") establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

unobservable inputs.  The hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s consolidated investments, used to value the Fund’s net assets as of June 30, 2009:

Investments in:	Value	Level 1	Level 2	Level 3
Common Stock	$ 337,201	$ 337,201	$ -	$ -
Corporate Bonds	247,475	-	247,475	-
Unit Investment Trusts	2,580,045	-	2,580,045	-
Short-Term Investments	137,438	-	137,438	-
Total	$ 3,302,159	$ 337,201	$ 2,964,958	$ -

During the year ended June 30, 2009, no securities were fair valued.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The guidance provided by FSP 157-4 did not have an impact on the Fund’s approach to valuing financial assets.

b)

Basis of Consolidation - The accompanying Consolidated Financial Statements include the accounts of the Fund consolidated with the accounts of all of its affiliates in which the Fund holds a controlling financial interest as of the financial statement date (i.e. the UIT). Normally a controlling financial interest reflects ownership of a majority of the voting interests. Intercompany accounts and transactions have been eliminated.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.  The UIT has qualified and intends to continue to qualify as a regulated investment company and to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its unitholders.  Therefore, no federal income or excise tax provision is required.

As of and during the year ended June 30, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the year ended June 30, 2009, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax periods (tax years ended June 30, 2008 and June 30, 2009) and has concluded that no provision for income tax is required in these financial statements.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date.  The Fund and the UIT determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and the UIT and interest income is recognized on an accrual basis using the effective interest method.  Discounts and premiums on debt securities are amortized over their respective lives.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund and UIT’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the America First Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2009 were as follows:

Transactions in units of capital stock for the America First Growth Portfolio, Series 2 for the period September 3, 2008 through June 30, 2009 were as follows:

Transactions in shares of capital stock for the America First Quantitative Strategies Fund Class A and Class C shares for the period from September 28, 2007 to June 30, 2008 were as follows:

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

3)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund and the UIT were as follows:

	Purchases	Sales
America First Quantitative Strategies Fund	$ 5,944,550	$ 3,934,646
America First Growth Portfolio, Series 2	855,798	463,918
Totals	$ 6,800,348	$ 4,398,564

There were no government securities purchased or sold by the Fund or the UIT during the year.

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC ("AFCM" or the "Manager") acts as investment advisor for the Fund pursuant to the terms of the Investment Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, AFCM is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.  The Management Agreement provides that the Manager will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.  For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund.  For the year ended June 30, 2009, the Fund incurred $21,022 of management fees, before the waivers and reimbursements described below.  As of June 30, 2009, $8,231 was due from the Manager for the Fund.  The Manager also receives management fees from affiliated UITs in which the Fund invests.  The Manager is entitled to a fee of approximately 0.50% of the net assets of each affiliated UIT which it advises.  These fees are paid by the UIT to Matrix Capital Group, Inc. ("Matrix"), as the depositor/sponsor of each UIT who, in turn, pays the Manager a portion of the creation and development fee charged to the UIT.  During the year ended June 30, 2009, the affiliated UITs paid management fees of $277,705 to Matrix and creation and development fees of $277,705 to the Manager.

AFCM and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 1.50% for Class A and 2.25% for Class C of the Fund's average daily net assets through October 31, 2009.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Fund is able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.  For the year ended June 30, 2009, the Manager waived management fees of $21,022 and reimbursed $64,967 of Fund expenses for the Fund.  The Manager may recapture $61,585 and $85,989 no later than June 30, 2011 and June 30, 2012, respectively, subject to the terms of the Expense Limitation Agreement.

The Fund has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Fund, the Fund pays Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

expenses.  For the year ended June 30, 2009, the Fund incurred $25,256 for such services including out of pocket expenses, with $2,292 remaining payable at June 30, 2009.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a base fee of $12,000 per year.  For the year ended June 30, 2009, Matrix earned $12,000 of compliance fees, with $1,000 remaining payable at June 30, 2009.

Matrix also acts as Distributor of the Fund’s shares.  For the year ended June 30, 2009, Matrix received no commissions from the sale of Class A shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the year ended June 30, 2009, the Fund incurred $4,607 and $2,595 of 12b-1 fees attributable to Class A and Class C shares, respectively.

For the year ended June 30, 2009, AFCM has received contingent deferred sales charges from certain redemptions of the Fund’s Class C shares of $560.  The respective shareholders pay such charges, which are not an expense of the Fund.

      For the year ended June 30, 2009, AFCM has received $68 in underwriter concessions from the sale of Fund shares.

(5)

TAX MATTERS

The tax character of dividends and distributions paid by the America First Quantitative Strategies Fund were as follows:

	For the Year Ended June 30, 2009	For the Period Ended June 30, 2008 *
Ordinary Income	$ 79,704	$57,838

* The Fund commenced operations on September 28, 2007.

The tax character of dividends and distributions paid by the America First Growth Portfolio, Series 2 were as follows:

For the Period Ended June 30, 2009
Ordinary Income	$ 3,274

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at June 30, 2009 were as follows:

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Net			Total
	Unrealized	Capital Loss	Post-October	Distributable
Fund	Appreciation	Carryforward	Capital Loss	Earnings
America First Quantitative Strategies Fund	$ 270,233	$ (306,936)	$ (522,042)	$ (558,745)

The carryforward losses and post-October losses shown above differ from corresponding accumulated net realized loss figures in the statement of assets and liabilities due to differing book/tax treatment due to the tax deferral of post-October losses.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund has elected to defer net capital losses as follows:

Post-October Losses
Fund	Deferred	Utilized
America First Quantitative Strategies Fund	$ 522,042	$ 71,848

As of June 30, 2009, the Fund had capital loss carryforwards of $306,936 available for federal income tax purposes which expire as of June 30, 2017.  To the extent these loss carryforwards are used to offset future capital gains, it is possible that the amount, which is offset, will not be distributed to shareholders.

The UIT’S tax basis capital gains are determined only at the end of each calendar year and at termination date.  As of December 31, 2008, the components of distributable earnings on a tax basis for the America First Growth Portfolio, Series 2 were as follows.

	Net			Total
	Unrealized	Capital Loss	Post-October	Distributable
UIT	Depreciation	Carryforward	Capital Loss	Earnings
America First Growth Portfolio, Series 2	$ (44,233)	$ -	$ -	$ (44,233)

In accordance with the accounting pronouncements, the UIT has recorded reclassifications in its capital accounts. These reclassifications have no impact on the net asset value of the UIT and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to unitholders.  The

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

UIT reclassified $914 of net investment loss to paid-in capital on the Statement of Assets and Liabilities due to distributions in excess of net investment income.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act.  As of  June 30, 2009, TD AMERITRADE, Inc. held 87% of the America First Quantitative Strategies Fund shares for the sole benefit of their customers.  As such, TD AMERITRADE, Inc. may be deemed to control the Fund.

(7)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Fund as of June 30, 2009 amounted to $2,580,045 representing 81.07% of net assets.  Transactions in the Fund during the year ended June 30, 2009 in which the issuer was an "affiliated person" are as follows:

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

CATALYST FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2009

                            ANNUAL REPORT

(8)

UNDERLYING FUND STRATEGY RISK

Each unit investment trust, including the UIT, is subject to specific risks, depending on the nature of the unit investment trust.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities. Additionally, unit investment trusts may be subject to greater liquidity risk than other types of funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust’s net asset value.

(9)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements an amendment of ARB No. 51" ("SFAS 160"). SFAS 160 establishes accounting and reporting standards for non-controlling interests in subsidiaries and for the deconsolidation of a subsidiary and also amends certain consolidation procedures for consistency with SFAS 141R. Under SFAS 160, non-controlling interests in consolidated subsidiaries (formerly known as "minority interests") are reported in the consolidated statement of financial position as a separate component within shareholders’ equity. Net earnings and comprehensive income attributable to the controlling and non-controlling interests are to be shown separately in the consolidated statements of earnings and comprehensive income. Any changes in ownership interests of a non-controlling interest where the parent retains a controlling financial interest in the subsidiary are to be reported as equity transactions. SFAS 160 is effective for fiscal years beginning on or after December 15, 2008 with earlier adoption prohibited. When adopted, SFAS 160 is to be applied prospectively at the beginning of the year, except that the presentation and disclosure requirements are to be applied retrospectively for all periods presented.  Management is continuing to evaluate the impact that this standard will have on its consolidated financial statements but currently does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated financial position.

In June 2009, FASB issued FASB Statement No. 168, "The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162" ("SFAS 168").  On the effective date of this standard, FASB Accounting Standards Codification™ ("Codification") will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

(10)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through October 28, 2009, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Catalyst Funds and the Shareholders

of the America First Quantitative Strategies Fund

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the America First Quantitative Strategies Fund (formerly the America First Income Strategies Fund), a series of shares of beneficial interest of Catalyst Funds, as of June 30, 2009, and the related consolidated statement of operations, consolidated statement of changes in net assets and the financial highlights for the year then ended and the statement of changes in net assets and the financial highlights for the period from September 28, 2007 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the America First Quantitative Strategies Fund, as of June 30, 2009, the results of its consolidated operations, changes in its consolidated net assets and its financial highlights for the year then ended, and the changes in its net assets and its financial highlights for the period from September 28, 2007 (commencement of operations) to June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

October 28, 2009

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

No later than August 29, 2009, information regarding how the Fund voted proxies relating to portfolio securities during the period to June 30, 2009 will be available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the year ended June 30, 2009, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
America First Quantitative Strategies Fund Class A	$ 0.252998
America First Quantitative Strategies Fund Class C	0.220189

The tax information above is reported for the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-217-8363.

Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 42	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	8	None

Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Age: 60	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	8	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Age: 69	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	8

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Age: 47	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 2003- 2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	8	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Age: 41	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst High Income Fund, and Catalyst Total Return Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age: 62	Secretary, Treasurer, and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 2001 to 2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 2001 to 2004;

				N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid $750 per Board meeting attended.  The Chairman of the Trust’s audit committee receives an additional annual fee of $750.  The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2009.

Name of Trustee[1]	Aggregate Compensation From the America First Quantitative Strategies Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the America First Quantitative Strategies Fund Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	$447	Not Applicable	Not Applicable	$447
Tiberiu Weisz	$365	Not Applicable	Not Applicable	$365
Bert Pariser	$365	Not Applicable	Not Applicable	$365
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the eight portfolios of the Trust.

2 Figures are for the fiscal year ended June 30, 2009.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

MANAGER

America First Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

	Trust Series	2009	2008
	America First Quantitative Strategies Fund	13,500	11,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:
	Trust Series	2009	2008
	America First Quantitative Strategies Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2009 and 2008 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2009 and 2008 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Catalyst Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President,
Date: November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley
Treasurer
Date: November 2, 2009

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Christopher F. Anci, certify that:

1.

I have reviewed this report on Form N-CSR of the America First Quantitative Strategies Fund, a series of the Catalyst Funds (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal period  for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 2, 2009	/s/ Christopher F. Anci
Christopher F. Anci
President

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, David F. Ganley, certify that:

1.

I have reviewed this report on Form N-CSR of the America First Quantitative Strategies Fund a series of the Catalyst Funds (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal period  for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such  disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of Trustees (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are  reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 3, 2009	/s/ David F. Ganley
David F. Ganley
Treasurer

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, Christopher F. Anci, President of the Catalyst Funds, (the “Funds"), certify that:

1.

The N-CSR of the America First Quantitative Strategies Fund, a series of the Catalyst Funds for the period ended June 30, 2009 (the  "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

By:	/s/ Christopher F. Anci
Christopher F. Anci
President

Date:	November 3, 2009

A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, OR OTHER DOCUMENT AUTHENTICATING, ACKNOWLEDGING, OR OTHERWISE ADOPTING THE SIGNATURE THAT APPEARS IN TYPED FORM WITHIN THE ELECTRONIC VERSION OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, HAS BEEN PROVIDED TO MATRIX CAPITAL GROUP, INC. AND WILL BE RETAINED BY MATRIX CAPITAL GROUP, INC. AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

I, David F. Ganley, Treasurer of the Catalyst Funds, (the “Funds"), certify that:

1.

The N-CSR of the America First Quantitative Strategies Fund, a series of the Catalyst Funds for the period ended June 30, 2009 (the  "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

By:	/s/ David F. Ganley
David F. Ganley
Treasurer

Date:	November 30, 2009

A SIGNED ORIGINAL OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, OR OTHER DOCUMENT AUTHENTICATING, ACKNOWLEDGING, OR OTHERWISE ADOPTING THE SIGNATURE THAT APPEARS IN TYPED FORM WITHIN THE ELECTRONIC VERSION OF THIS WRITTEN STATEMENT REQUIRED BY SECTION 906, HAS BEEN PROVIDED TO MATRIX CAPITAL GROUP, INC. AND WILL BE RETAINED BY MATRIX CAPITAL GROUP, INC. AND FURNISHED TO THE SECURITIES AND EXCHANGE COMMISSION OR ITS STAFF UPON REQUEST.